Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2021
T18-QTLY-0621
1.9880052.104

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	167,444	$5,259,416
Verizon Communications, Inc.	91,854	5,308,242
		10,567,658
Entertainment – 0.7%
Activision Blizzard, Inc.	35,888	3,272,627
Interactive Media & Services – 4.1%
Alphabet, Inc. Class A (a)	7,744	18,225,504
Media – 2.6%
Cable One, Inc.	1,296	2,319,840
Comcast Corp. Class A	100,524	5,644,423
Omnicom Group, Inc.	41,970	3,452,452
		11,416,715
Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc. (a)	26,055	3,442,647
TOTAL COMMUNICATION SERVICES		46,925,151
CONSUMER DISCRETIONARY – 12.7%
Distributors – 0.6%
Pool Corp.	6,285	2,655,538
Diversified Consumer Services – 0.5%
Service Corp. International	42,535	2,273,071
Hotels, Restaurants & Leisure – 2.4%
Domino's Pizza, Inc.	5,988	2,528,972
McDonald's Corp.	18,124	4,278,714
Starbucks Corp.	33,427	3,827,057
		10,634,743
Internet & Direct Marketing Retail – 4.1%
Amazon.com, Inc. (a)	5,310	18,412,000
Multiline Retail – 1.4%
Dollar General Corp.	13,286	2,853,168
Target Corp.	16,707	3,462,693
		6,315,861
Specialty Retail – 2.8%
AutoZone, Inc. (a)	1,990	2,913,599
The Home Depot, Inc.	19,394	6,277,256
The TJX Cos., Inc.	44,273	3,143,383
		12,334,238
Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc. Class B	28,747	3,812,427
TOTAL CONSUMER DISCRETIONARY		56,437,878
CONSUMER STAPLES – 5.3%
Beverages – 0.8%
PepsiCo, Inc.	24,459	3,526,009
Food & Staples Retailing – 1.5%
Costco Wholesale Corp.	8,452	3,144,905
Walmart, Inc.	24,298	3,399,533
		6,544,438

	Shares	Value

Food Products – 0.7%
Hormel Foods Corp. (b)	29,826	$1,377,961
The Hershey Co.	10,354	1,701,162
		3,079,123
Household Products – 2.3%
Colgate-Palmolive Co.	25,648	2,069,794
Kimberly-Clark Corp.	13,407	1,787,421
The Clorox Co.	7,642	1,394,665
The Procter & Gamble Co.	37,171	4,959,355
		10,211,235
TOTAL CONSUMER STAPLES		23,360,805
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Cabot Oil & Gas Corp.	50,855	847,753
Chevron Corp.	31,044	3,199,705
Exxon Mobil Corp.	65,017	3,721,573
Kinder Morgan, Inc.	83,207	1,418,679
Phillips 66	17,146	1,387,283
TOTAL ENERGY		10,574,993
FINANCIALS – 10.9%
Capital Markets – 2.4%
CME Group, Inc.	18,861	3,809,733
FactSet Research Systems, Inc.	9,498	3,193,418
Intercontinental Exchange, Inc.	31,005	3,649,599
		10,652,750
Insurance – 8.5%
Aon PLC Class A	16,463	4,139,457
Arthur J Gallagher & Co.	26,753	3,877,847
Brown & Brown, Inc.	68,082	3,620,601
Chubb Ltd.	23,397	4,014,691
Erie Indemnity Co. Class A	11,772	2,519,443
Marsh & McLennan Cos., Inc.	31,341	4,252,974
The Progressive Corp.	39,368	3,965,932
The Travelers Cos., Inc.	23,438	3,624,921
Willis Towers Watson PLC	15,304	3,961,594
WR Berkley Corp.	46,577	3,713,118
		37,690,578
TOTAL FINANCIALS		48,343,328
HEALTH CARE – 13.3%
Biotechnology – 2.1%
Amgen, Inc.	15,573	3,731,914
Biogen, Inc. (a)	9,954	2,661,003
Regeneron Pharmaceuticals, Inc. (a)	5,582	2,686,616
		9,079,533
Health Care Equipment & Supplies – 3.7%
Danaher Corp.	16,078	4,082,847
Medtronic PLC	34,105	4,465,026
Neogen Corp. (a)	27,481	2,638,451
ResMed, Inc.	12,299	2,311,843

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Steris PLC	12,834	$ 2,708,231
		16,206,398
Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	16,862	6,724,566
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific, Inc.	8,703	4,092,412
Pharmaceuticals – 5.1%
Eli Lilly & Co.	19,768	3,612,998
Johnson & Johnson	42,479	6,912,608
Merck & Co., Inc.	55,936	4,167,232
Pfizer, Inc.	123,519	4,774,009
Zoetis, Inc.	19,238	3,328,751
		22,795,598
TOTAL HEALTH CARE		58,898,507
INDUSTRIALS – 9.2%
Aerospace & Defense – 1.5%
Lockheed Martin Corp.	9,292	3,536,163
Northrop Grumman Corp.	8,983	3,183,935
		6,720,098
Air Freight & Logistics – 1.2%
CH Robinson Worldwide, Inc.	26,682	2,590,289
Expeditors International of Washington, Inc.	25,898	2,845,154
		5,435,443
Commercial Services & Supplies – 1.9%
Republic Services, Inc.	26,242	2,789,525
Rollins, Inc.	62,245	2,320,494
Waste Management, Inc.	23,783	3,281,340
		8,391,359
Industrial Conglomerates – 0.9%
3M Co.	18,816	3,709,386
Machinery – 1.9%
Graco, Inc.	32,832	2,521,498
Illinois Tool Works, Inc.	14,257	3,285,668
The Toro Co.	23,931	2,742,492
		8,549,658
Professional Services – 1.2%
Exponent, Inc.	25,737	2,479,245
Verisk Analytics, Inc.	13,504	2,541,453
		5,020,698
Trading Companies & Distributors – 0.6%
Watsco, Inc.	9,307	2,725,648
TOTAL INDUSTRIALS		40,552,290
INFORMATION TECHNOLOGY – 27.3%
IT Services – 9.6%
Accenture PLC Class A	19,230	5,576,123
Akamai Technologies, Inc. (a)	29,093	3,162,409

	Shares	Value

Amdocs Ltd.	42,172	$ 3,236,279
Automatic Data Processing, Inc.	22,976	4,296,282
Fiserv, Inc. (a)	33,968	4,080,236
Jack Henry & Associates, Inc.	21,229	3,456,718
MAXIMUS, Inc.	40,860	3,744,411
Paychex, Inc.	37,392	3,645,346
VeriSign, Inc. (a)	16,404	3,588,703
Visa, Inc. Class A	33,762	7,885,453
		42,671,960
Semiconductors & Semiconductor Equipment – 2.4%
Intel Corp.	97,854	5,629,541
Texas Instruments, Inc.	28,160	5,083,161
		10,712,702
Software – 9.4%
Adobe, Inc. (a)	11,593	5,893,186
Citrix Systems, Inc.	24,369	3,018,101
Microsoft Corp.	95,603	24,109,164
Oracle Corp.	69,854	5,294,235
Tyler Technologies, Inc. (a)	7,569	3,215,765
		41,530,451
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	198,338	26,073,514
TOTAL INFORMATION TECHNOLOGY		120,988,627
MATERIALS – 2.6%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	4,957	1,429,995
Ecolab, Inc.	6,076	1,361,753
Linde PLC (a)	8,563	2,447,648
The Sherwin-Williams Co.	5,686	1,557,225
		6,796,621
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	3,056	1,079,135
Vulcan Materials Co.	6,049	1,078,174
		2,157,309
Containers & Packaging – 0.6%
AptarGroup, Inc.	5,836	880,127
Ball Corp.	11,287	1,056,915
Sonoco Products Co.	13,070	855,562
		2,792,604
TOTAL MATERIALS		11,746,534
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp.	6,868	1,749,760
CoreSite Realty Corp.	3,864	469,437
Crown Castle International Corp.	7,570	1,431,184
CubeSmart	15,118	640,096
Digital Realty Trust, Inc.	6,214	958,882
Duke Realty Corp.	15,388	715,850
Equinix, Inc.	1,591	1,146,729

Quarterly Report	3

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Equity Lifestyle Properties, Inc.	9,224	$ 640,146
Extra Space Storage, Inc.	5,403	803,372
Life Storage, Inc.	6,343	609,309
Mid-America Apartment Communities, Inc.	4,686	737,248
Prologis, Inc.	12,480	1,454,295
Public Storage	3,669	1,031,576
Realty Income Corp.	11,498	795,087
TOTAL REAL ESTATE		13,182,971
UTILITIES – 2.4%
Electric Utilities – 1.5%
Duke Energy Corp.	17,587	1,770,835
Eversource Energy	13,851	1,194,233
NextEra Energy, Inc.	32,208	2,496,442
Xcel Energy, Inc.	19,819	1,413,095
		6,874,605
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	16,345	1,265,266
WEC Energy Group, Inc.	13,640	1,325,399
		2,590,665
Water Utilities – 0.3%
American Water Works Co., Inc.	7,398	1,154,014
TOTAL UTILITIES		10,619,284
TOTAL COMMON STOCKS (Cost $385,188,965)		441,630,368
Money Market Funds – 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.04% (c)	930,004	$ 930,190
Fidelity Securities Lending Cash Central Fund, 0.04% (c)(d)	109,456	109,467
TOTAL MONEY MARKET FUNDS (Cost $1,039,657)		1,039,657
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $386,228,622)		442,670,025
NET OTHER ASSETS (LIABILITIES) (e) – 0.1%		222,034
NET ASSETS – 100.0%		$ 442,892,059

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $59,400 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts (United States)	2	June 2021	$ 417,440	$ 14,418	$ 14,418
CME Micro E-mini S&P 500 Index Future Contracts (United States)	34	June 2021	709,648	36,366	36,366
Total Equity Index Contracts					$ 50,784
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 534
Fidelity Securities Lending Cash Central Fund	913
Total	$1,447
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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6	Quarterly Report

Quarterly Report	7